Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 541	$ 15,592,265	$ (16,114,923)	$ (522,117)
Balance, shares at Dec. 31, 2017	5,411,072
Common stock issued for services		3,750		3,750
Common stock issued for services, shares	833
Warrants issued as non-cash interest		7,660		7,660
Stock based compensation		182,213		182,213
Net loss			(1,393,544)	(1,393,544)
Balance at Dec. 31, 2018	$ 541	15,785,888	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018	5,411,905
Stock based compensation		66,262		66,262
Net loss			(406,945)	(406,945)
Balance at Mar. 31, 2019	$ 541	15,852,150	(17,915,412)	(2,062,721)
Balance, shares at Mar. 31, 2019	5,411,905
Balance at Dec. 31, 2018	$ 541	15,785,888	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018	5,411,905
Stock based compensation		265,050		265,050
Net loss			(1,343,412)	(1,343,412)
Balance at Dec. 31, 2019	$ 541	16,050,938	(18,851,879)	(2,800,400)
Balance, shares at Dec. 31, 2019	5,411,905
Stock based compensation		74,596		74,596
Net loss			(542,207)	(542,207)
Balance at Mar. 31, 2020	$ 541	$ 16,125,534	$ (19,394,086)	$ (3,268,011)
Balance, shares at Mar. 31, 2020	5,411,905